Derivatives And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives And Hedging Activities [Abstract]
Schedule Of Notional Amounts Of Financial Instruments

In millions, except for fuel oil contracts notional	December 31, 2011		December 31, 2010
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts (Sell / Buy; denominated in sell notional): (a)
British pounds / Brazilian real	26		8
European euro / Brazilian real	16		4
European euro / Polish zloty	233		223
U.S. dollar / Brazilian real	344		74
U.S. dollar / European euro	13		0
Fuel oil contracts (in barrels)	0		200,000
Natural gas contracts (in MMBTUs)	3	(b)	12
Derivatives in Fair Value Hedging Relationships:
Interest rate contracts (in USD)	0		274
Derivatives Not Designated as Hedging Instruments:
Embedded derivative (in USD)	150		150
Foreign exchange contracts (Sell / Buy; denominated in sell notional):
European euro / U.S. dollar	0		85
Indian rupee / U.S. dollar	904		0
South Korean won / U.S. dollar	0		8,076
U.S. dollar / European euro	0		109
Interest rate contracts (in USD)	150	(c)	154	(c)

(a)	These contracts had maturities of three years or less as of December 31, 2011.
(b)	These contracts had maturities of one year or less as of December 31, 2011.
(c)	Includes $150 million floating-to-fixed interest rate swap notional to offset the embedded derivative.

Gains Or Losses Recognized In Accumulated Other Comprehensive Income (AOCI), Net Of Tax, Related To Derivative Instruments

	Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)
In millions	2011	2010	2009
Foreign exchange contracts	$(39)	$37	$51
Fuel oil contracts	2	(1)	23
Interest rate contracts	0	0	(8)
Natural gas contracts	(6)	(13)	(26)
Total	$(43)	$23	$40

Gains And Losses Recognized In Consolidated Statement Of Operations On Qualifying And Non-Qualifying Financial Instruments

	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)				Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
In millions	2011	2010	2009
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts	$8	$42	$19		Cost of products sold
Fuel oil contracts	4	4	(5)		Cost of products sold
Interest rate contracts	0	0	(40	)(a)	Interest expense, net
Natural gas contracts	(20)	(15)	(28)		Cost of products sold
Total	$(8)	$31	$(54)

	Gain (Loss) Recognized in Income					Location of Gain (Loss) in Consolidated Statement of Operations
In millions	2011		2010		2009
Derivatives in Fair Value Hedging Relationships:
Interest rate contracts	$(10)		$25		$(39)	Interest expense, net
Debt	10		(25)		39	Interest expense, net
Total	$0		$0		$0
Derivatives Not Designated as Hedging Instruments:
Embedded derivatives	$(3)		$3		$(3)	Interest expense, net
Foreign exchange contracts	(14	)(b)	33		(50)	Cost of products sold
Interest rate contracts	3		20	(c)	52 (d)	Interest expense, net
Total	$(14)		$56		$(1)
(a)

In September 2009, the Company undesignated $1 billion of interest rate swaps that qualified as cash flow hedges and entered into an offsetting $1 billion fixed-to-floating interest rate swap with a maturity date in September 2010 to minimize the earnings exposure for the undesignated swaps. Subsequently in December 2009, in connection with early debt retirements, a $24 million loss related to the fair value of these swaps was reclassified from AOCI and included in Restructuring and other charges in the accompanying consolidated statement of operations. Also in 2009, in connection with various early debt retirements, unamortized deferred losses of approximately $10 million related to earlier swap terminations were reclassified from AOCI and included in Restructuring and other charges in the accompanying consolidated statement of operations.

(b)	Premium costs of $5 million in connection with the acquisition of APPM are included in Restructuring and other charges in the accompanying consolidated statement of operations.
(c)

Includes a gain of $22 million due to changes in the fair value of interest rate swap agreements of $1 billion floating-to-fixed notional and an offsetting $1 billion fixed-to-floating notional that did not qualify as hedges under the accounting guidance and matured in September 2010.

(d)

Previously deferred gains of $40 million related to earlier swap terminations and a $9 million gain resulting from 2009 terminations or undesignated effective fair value hedges are recorded in Restructuring and other charges in the accompanying consolidated statement of operations.

Activity Related To Fully Effective Interest Rate Swaps Designated As Fair Value Hedges

	2011					2010
In millions	Issued		Terminated		Undesignated	Issued	Terminated		Undesignated
Fourth Quarter	$0		$0		$0	$0	$0		$0
Third Quarter	0		464	(b)	0	0	0		0
Second Quarter	100	(a)	0		0	0	100	(c)	2	(d)
First Quarter	100	(a)	0		0	0	700	(c)	0
Total	$200		$464		$0	$0	$800		$2

(a)	Fixed-to-floating interest rate swaps were effective when issued and were terminated in the third quarter of 2011.
(b)

Terminations of fixed-to-floating interest rate swaps were not in connection with early debt retirements. The resulting $27 million gain was deferred and recorded in Long-term debt and is being amortized as an adjustment of Interest expense over the life of the respective underlying debt through June 2014, March 2015 or March 2016.

(c)	Terminations were not in connection with early debt retirements. The resulting gains were immaterial.
(d)	Undesignated in connection with early debt retirements. The resulting gain was immaterial.

Impact Of Derivative Instruments In Consolidated Balance Sheet

	Assets				Liabilities
In millions	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
Derivatives designated as hedging instruments
Interest rate contracts – fair value	$0		$10	(c)	$0		$0
Foreign exchange contracts – cash flow	0		18	(d)	53	(e)	1	(g)
Fuel oil contracts – cash flow	0		3	(b)	0		0
Natural gas contracts – cash flow	0		0		10	(f)	32	(h)
Total derivatives designated as hedging instruments	$0		$31		$63		$33
Derivatives not designated as hedging instruments
Embedded derivatives	$5	(a)	$8	(a)	$0		$0
Foreign exchange contracts	1	(b)	1	(b)	0		5	(f)
Interest rate contracts	0		0		5	(g)	8	(g)
Total derivatives not designated as hedging instruments	$6		$9		$5		$13
Total derivatives	$6		$40		$68		$46

(a)	Included in Deferred charges and other assets in the accompanying consolidated balance sheet.
(b)	Included in Other current assets in the accompanying consolidated balance sheet.
(c)	Includes $3 million recorded in Accounts and notes receivable, net, and $7 million recorded in Deferred charges and other assets in the accompanying consolidated balance sheet.
(d)	Includes $13 million recorded in Other current assets and $5 million recorded in Deferred charges and other assets in the accompanying consolidated balance sheet.
(e)	Includes $32 million recorded in Other accrued liabilities and $21 million recorded in Other liabilities in the accompanying consolidated balance sheet.
(f)	Included in Other accrued liabilities in the accompanying consolidated balance sheet.
(g)	Included in Other liabilities in the accompanying consolidated balance sheet.
(h)	Includes $27 million recorded in Other accrued liabilities and $5 million recorded in Other liabilities in the accompanying consolidated balance sheet.